PENDING MERGER (Details) $ in Millions	Oct. 14, 2020 USD ($)
LIBOR
Debt Instrument [Line Items]
Interest rate	3.50%
Covenant lite term loan
Debt Instrument [Line Items]
Long term borrowing	$ 525
Revolver term loan facility
Debt Instrument [Line Items]
Long term borrowing	$ 75